Segment Information - Composition of Segment Revenues, Detailed by the Main Countries of Operation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Revenues	€ 52,008	€ 52,036	€ 54,916
Previously stated
Disclosure of geographical areas [line items]
Revenues		52,036
Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	1,755	2,098	2,195
Remaining operators and segment eliminations | Previously stated
Disclosure of geographical areas [line items]
Revenues		2,098
Other companies and eliminations
Disclosure of geographical areas [line items]
Revenues	948	1,188	1,342
Other companies and eliminations | Previously stated
Disclosure of geographical areas [line items]
Revenues		1,283
Fixed
Disclosure of geographical areas [line items]
Revenues	0	0	0
Fixed | Previously stated
Disclosure of geographical areas [line items]
Revenues		0
Fixed | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	176	266	0
Fixed | Remaining operators and segment eliminations | Previously stated
Disclosure of geographical areas [line items]
Revenues		0
Fixed | Other companies and eliminations
Disclosure of geographical areas [line items]
Revenues	0	0	0
Fixed | Other companies and eliminations | Previously stated
Disclosure of geographical areas [line items]
Revenues		0
Mobile
Disclosure of geographical areas [line items]
Revenues	0	0	0
Mobile | Previously stated
Disclosure of geographical areas [line items]
Revenues		0
Mobile | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	1,579	1,832	2,225
Mobile | Remaining operators and segment eliminations | Previously stated
Disclosure of geographical areas [line items]
Revenues		2,133
Mobile | Other companies and eliminations
Disclosure of geographical areas [line items]
Revenues	0	0	0
Mobile | Other companies and eliminations | Previously stated
Disclosure of geographical areas [line items]
Revenues		0
Other and elims.
Disclosure of geographical areas [line items]
Revenues	0	0	0
Other and elims. | Previously stated
Disclosure of geographical areas [line items]
Revenues		0
Other and elims. | Remaining operators and segment eliminations
Disclosure of geographical areas [line items]
Revenues	0	0	(30)
Other and elims. | Remaining operators and segment eliminations | Previously stated
Disclosure of geographical areas [line items]
Revenues		(35)
Other and elims. | Other companies and eliminations
Disclosure of geographical areas [line items]
Revenues	948	1,188	0
Other and elims. | Other companies and eliminations | Previously stated
Disclosure of geographical areas [line items]
Revenues		0
Telefónica Spain | Operating segments
Disclosure of geographical areas [line items]
Revenues	12,653	12,815	12,402
Telefónica Spain | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		12,713
Telefónica Spain | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues			9,359
Telefónica Spain | Fixed | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		9,795
Telefónica Spain | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	379	497	4,337
Telefónica Spain | Mobile | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		4,149
Telefónica Spain | Other and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues			(1,294)
Telefónica Spain | Other and elims. | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		(1,231)
Telefónica Spain | Ex-Mobile handset sale | Operating segments
Disclosure of geographical areas [line items]
Revenues	12,274	12,318
Telefónica Spain | Ex-Mobile handset sale, Consumer | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,602	6,536
Telefónica Spain | Ex-Mobile handset sale, Corporate | Operating segments
Disclosure of geographical areas [line items]
Revenues	3,401	3,445
Telefónica Spain | Ex-Mobile handset sale, Others | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,271	2,337
Telefónica United Kingdom | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,540	6,861	7,837
Telefónica United Kingdom | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		6,861
Telefónica United Kingdom | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica United Kingdom | Fixed | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		0
Telefónica United Kingdom | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,216	6,572	7,837
Telefónica United Kingdom | Mobile | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		6,861
Telefónica United Kingdom | Other and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	324	289	0
Telefónica United Kingdom | Other and elims. | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		0
Telefónica Germany | Operating segments
Disclosure of geographical areas [line items]
Revenues	7,296	7,503	7,888
Telefónica Germany | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		7,503
Telefónica Germany | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	862	981	1,043
Telefónica Germany | Fixed | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		981
Telefónica Germany | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	6,415	6,498	6,832
Telefónica Germany | Mobile | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		6,498
Telefónica Germany | Other and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	19	24	13
Telefónica Germany | Other and elims. | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		24
Telefónica Brazil | Operating segments
Disclosure of geographical areas [line items]
Revenues	12,019	11,090	11,060
Telefónica Brazil | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		11,097
Telefónica Brazil | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	4,659	4,427	4,154
Telefónica Brazil | Fixed | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		4,428
Telefónica Brazil | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	7,360	6,663	6,906
Telefónica Brazil | Mobile | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		6,669
Telefónica Brazil | Other and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Brazil | Other and elims. | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		0
Telefónica Hispanoamérica | Operating segments
Disclosure of geographical areas [line items]
Revenues	12,552	12,579	14,387
Telefónica Hispanoamérica | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		12,579
Telefónica Hispanoamérica | Argentina | Operating segments
Disclosure of geographical areas [line items]
Revenues	3,495	3,000	3,915
Telefónica Hispanoamérica | Argentina | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		3,000
Telefónica Hispanoamérica | Chile | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,185	2,163	2,220
Telefónica Hispanoamérica | Chile | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		2,163
Telefónica Hispanoamérica | Peru | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,318	2,499	2,766
Telefónica Hispanoamérica | Peru | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		2,499
Telefónica Hispanoamérica | Colombia | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,463	1,409	1,508
Telefónica Hispanoamérica | Colombia | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		1,409
Telefónica Hispanoamérica | Mexico | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,336	1,410	1,783
Telefónica Hispanoamérica | Mexico | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		1,410
Telefónica Hispanoamérica | Fixed | Operating segments
Disclosure of geographical areas [line items]
Revenues	3,964	3,999	4,070
Telefónica Hispanoamérica | Fixed | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		3,732
Telefónica Hispanoamérica | Fixed | Argentina | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,216	1,133	1,376
Telefónica Hispanoamérica | Fixed | Argentina | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		1,133
Telefónica Hispanoamérica | Fixed | Chile | Operating segments
Disclosure of geographical areas [line items]
Revenues	926	926	928
Telefónica Hispanoamérica | Fixed | Chile | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		925
Telefónica Hispanoamérica | Fixed | Peru | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,092	1,126	1,200
Telefónica Hispanoamérica | Fixed | Peru | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		1,126
Telefónica Hispanoamérica | Fixed | Colombia | Operating segments
Disclosure of geographical areas [line items]
Revenues	554	548	566
Telefónica Hispanoamérica | Fixed | Colombia | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		548
Telefónica Hispanoamérica | Fixed | Mexico | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispanoamérica | Fixed | Mexico | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		0
Telefónica Hispanoamérica | Mobile | Operating segments
Disclosure of geographical areas [line items]
Revenues	8,588	8,580	10,347
Telefónica Hispanoamérica | Mobile | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		8,882
Telefónica Hispanoamérica | Mobile | Argentina | Operating segments
Disclosure of geographical areas [line items]
Revenues	2,279	1,867	2,539
Telefónica Hispanoamérica | Mobile | Argentina | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		1,867
Telefónica Hispanoamérica | Mobile | Chile | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,259	1,237	1,292
Telefónica Hispanoamérica | Mobile | Chile | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		1,238
Telefónica Hispanoamérica | Mobile | Peru | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,226	1,373	1,566
Telefónica Hispanoamérica | Mobile | Peru | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		1,373
Telefónica Hispanoamérica | Mobile | Colombia | Operating segments
Disclosure of geographical areas [line items]
Revenues	909	861	942
Telefónica Hispanoamérica | Mobile | Colombia | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		861
Telefónica Hispanoamérica | Mobile | Mexico | Operating segments
Disclosure of geographical areas [line items]
Revenues	1,336	1,410	1,783
Telefónica Hispanoamérica | Mobile | Mexico | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		1,410
Telefónica Hispanoamérica | Other and elims. | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	(30)
Telefónica Hispanoamérica | Other and elims. | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		(35)
Telefónica Hispanoamérica | Other and elims. | Argentina | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispanoamérica | Other and elims. | Argentina | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		0
Telefónica Hispanoamérica | Other and elims. | Chile | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispanoamérica | Other and elims. | Chile | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		0
Telefónica Hispanoamérica | Other and elims. | Peru | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispanoamérica | Other and elims. | Peru | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		0
Telefónica Hispanoamérica | Other and elims. | Colombia | Operating segments
Disclosure of geographical areas [line items]
Revenues	0	0	0
Telefónica Hispanoamérica | Other and elims. | Colombia | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		0
Telefónica Hispanoamérica | Other and elims. | Mexico | Operating segments
Disclosure of geographical areas [line items]
Revenues	€ 0	0	€ 0
Telefónica Hispanoamérica | Other and elims. | Mexico | Operating segments | Previously stated
Disclosure of geographical areas [line items]
Revenues		€ 0